Discontinued Operations - Summary of the Discontinued Operation (Parenthetical) (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents	$ 23,727	$ 1,208	$ 18,767	$ 956	$ 10,476	$ 15,989
Philippinnes [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Cash and cash equivalents	$ 6,898